Statement of Cash Flow Supplemental Disclosure	3 Months Ended
Apr. 02, 2011
Statement of Cash Flow Supplemental Disclosure [Abstract]
Statement of Cash Flow Supplemental Disclosure
Statement of Cash Flow Supplemental Disclosure
Under the Company's stock incentive programs, employees are allowed to use shares to satisfy minimum statutorily required withholding taxes. In the year-to-date periods of 2011 and 2010, 30,108 and 33,012 shares, respectively, were retained to fund withholding taxes, with values totaling $1.6 million and $1.5 million, respectively, which were included as a component of stock repurchases in the Consolidated Statement of Cash Flows.